DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of deferred charges
	July 31, 2025		July 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Leasing brokerage commissions	$6,463,376	$3,000,205	$6,350,308	$2,794,954
Deferred Mortgage Placement Cost	35,000	—	—	—
Professional fees for leasing	81,826	62,180	81,826	56,595
Total	$6,580,202	$3,062,385	$6,432,134	$2,851,549

Schedule of estimated aggregate amortization expense
Year Ended July 31	Amortization
2026	$506,404
2027	$457,859
2028	$449,443
2029	$410,331
2030	$314,668